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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                               ----------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Silchester International Investors Limited
          --------------------------------------------
Address:  Time & Life Building
          --------------------------------------------
          1 Bruton Street
          --------------------------------------------
          London, W1J6TL, United Kingdom
          --------------------------------------------

Form 13F File Number:  28-  12123
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy J. Linehan
          --------------------------------------------
Title:  Compliance Officer
          --------------------------------------------
Phone:  011-44-20-7518-7125
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Timothy J. Linehan       London, United Kingdom             10/5/07
----------------------       ----------------------             --------
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number      Name

    28-
       ------------------     -----------------------------
    [Repeat as necessary.]


                                       9

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ------------------
Form 13F Information Table Entry Total: 3
                                        ------------------

Form 13F Information Table Value Total: 624,293
                                        ------------------
                                        (thousands)


List of Other Included Managers:    NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form 13F File Number              Name

               28-
------              --------------------         -------------------------------


[Repeat as necessary.]


                                       10


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                           FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6      COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE     SHRS OR     SH/   PUT/    INVESTMENT      OTHER      VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]   PRN AMT     PRN   CALL    DISCRETION     MANAGERS  SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Chunghwa Telecom
Co LTD             Sponsored ADR 17133Q205     345,173    18,678,219  SH            SOLE                     18,678,219

Korea Electric PWR Sponsored ADR 500631106     243,710    10,527,425  SH            SOLE                     10,527,425

KT Corp.           Sponsored ADR 48268K101     35,410     1,413,587   SH            SOLE                     1,413,587